Employee Benefits Expenses - Schedule of Employee Benefits Expenses (Details) - USD ($) $ in Thousands	6 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
Employee Benefits Expenses [Abstract]
Salaries and other short-term employee benefits	$ 1,623	$ 1,029
Payments to defined contribution pension schemes	50	26
Share based compensations		3,312
Total	$ 1,673	$ 4,367